UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cornerstone Investment Partners
Address: 8097 Roswell Road, Building A
         Atlanta, GA  30350

Form 13F File Number: 028-11408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Wayne Holbrook
Title:    Chief Compliance Officer
Phone:    770-685-7366

Signature, Place, and Date of Signing:

      /s/ Wayne Holbrook                Atlanta, GA               01/09/12
  ---------------------------          -------------          ----------------
          [Signature]                  [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:          104

Form 13F Information Table Value Total:  $ 3,355,137
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                      Cornerstone Investment Partners, LLC
                                    FORM 13F

                               December 31, 2011

                                                                                                            Voting Authority
                               Title of               Value      Shares/   Sh/ Put/ Invstmt   Other   ------------------------------
         Name of Issuer          class     CUSIP     (x$1000)    Prn Amt   Prn Call Dscretn  Managers    Sole       Shared      None
------------------------------------------------------------------------------------------------------------------------------------
ACE Limited                       COM    H0023R105    127,479   1,818,017  SH       Sole                1,170,642            647,375
Flextronics International Ltd.    COM    Y2573F102     62,840  11,102,491  SH       Sole                6,847,771          4,254,720
PartnerRe Ltd.                    COM    G6852T105      2,349      36,588  SH       Sole                   36,588
3M Company                        COM    88579Y101      2,601      31,825  SH       Sole                   18,425             13,400
AGL Resources Inc.                COM    001204106        709      16,775  SH       Sole                   16,775
AT&T Inc.                         COM    00206R102     70,088   2,317,726  SH       Sole                1,357,466            960,260
Abbott Laboratories               COM    002824100      4,009      71,290  SH       Sole                   39,540             31,750
Allstate Corporation              COM    020002101        685      25,005  SH       Sole                   25,005
American Express Co.              COM    025816109        236       5,000  SH       Sole                    5,000
Apple Inc.                        COM    037833100    130,386     321,941  SH       Sole                  214,960            106,981
BE Aerospace Inc.                 COM    073302101        560      14,455  SH       Sole                    8,665              5,790
Bank of America Corp              COM    060505104      2,405     432,612  SH       Sole                    8,785            423,827
Baxter International              COM    071813109        445       9,000  SH       Sole                    4,500              4,500
Bio-Rad Laboratories Cl A         COM    090572207        201       2,090  SH       Sole                    2,090
Boston Scientific Corp            COM    101137107      1,322     247,539  SH       Sole                   94,534            153,005
Bristol-Myers Squibb Co.          COM    110122108     97,545   2,768,024  SH       Sole                1,632,680          1,135,344
Capital One Financial Corp.       COM    14040H105     92,518   2,187,705  SH       Sole                1,265,605            922,100
CenturyLink, Inc.                 COM    156700106        584      15,705  SH       Sole                   15,705
Chesapeake Energy Corp            COM    165167107      4,349     195,130  SH       Sole                   93,255            101,875
Chevron Corp                      COM    166764100    137,258   1,290,023  SH       Sole                  752,133            537,890
Chubb Corp                        COM    171232101     64,564     932,729  SH       Sole                  516,156            416,573
Citigroup, Inc.                   COM    172967424    113,493   4,313,688  SH       Sole                2,775,209          1,538,479
Coca-Cola Company                 COM    191216100     10,578     151,176  SH       Sole                   24,895            126,281
ConAgra Foods, Inc.               COM    205887102      4,170     157,945  SH       Sole                   51,020            106,925
ConocoPhillips                    COM    20825C104      2,906      39,880  SH       Sole                   34,680              5,200
Cousins Properties Inc            COM    222795106        253      39,396  SH       Sole                      131             39,265
Deluxe Corporation                COM    248019101        763      33,530  SH       Sole                   33,530
Eli Lilly & Co.                   COM    532457108    110,255   2,652,919  SH       Sole                1,561,364          1,091,555
Entergy Corp                      COM    29364G103      2,216      30,333  SH       Sole                    5,358             24,975
Exelon Corp                       COM    30161N101      9,708     223,837  SH       Sole                   44,987            178,850
Exxon Mobil Corporation           COM    30231G102     18,094     213,475  SH       Sole                   95,375            118,100
Fifth Third Bancorp               COM    316773100      5,674     446,097  SH       Sole                  117,222            328,875
Flowers Foods Inc                 COM    343498101        413      21,750  SH       Sole                                      21,750
Gamestop Corp                     COM    36467W109    104,153   4,316,310  SH       Sole                2,772,668          1,543,642
Gannett Co. Inc.                  COM    364730101        134      10,000  SH       Sole                   10,000
General Dynamics Corp.            COM    369550108    121,857   1,834,925  SH       Sole                1,206,415            628,510
Genesco Inc.                      COM    371532102        203       3,290  SH       Sole                                       3,290
Goldman Sachs Group Inc           COM    38141G104      4,660      51,537  SH       Sole                   18,137             33,400
Google Inc                        COM    38259P508    153,278     237,309  SH       Sole                  157,436             79,873
Halliburton Company               COM    406216101      2,886      83,614  SH       Sole                   42,080             41,534
Hancock Holding Co                COM    410120109        807      25,247  SH       Sole                   16,006              9,241
Harsco Corporation                COM    415864107      3,847     186,950  SH       Sole                  118,350             68,600
Hess Corporation                  COM    42809H107     77,908   1,371,620  SH       Sole                  888,630            482,990
IBM Corp                          COM    459200101    102,816     559,145  SH       Sole                  385,086            174,059
Ingram Micro Inc.                 COM    457153104        771      42,410  SH       Sole                   42,410
Intel Corporation                 COM    458140100    124,407   5,130,187  SH       Sole                3,426,539          1,703,648
JPMorgan Chase & Co               COM    46625H100      6,495     195,345  SH       Sole                   40,370            154,975
Johnson & Johnson                 COM    478160104      6,248      95,277  SH       Sole                   72,577             22,700
KBR, Inc.                         COM    48242W106        851      30,550  SH       Sole                   19,875             10,675
Lincoln Educational Systems       COM    533535100        721      91,241  SH       Sole                   38,484             52,757
Lockheed Martin Corp.             COM    539830109     71,693     886,193  SH       Sole                  514,206            371,987
MGIC Investment Corp.             COM    552848103         55      14,750  SH       Sole                   14,750
Mattel Inc.                       COM    577081102     83,776   3,017,860  SH       Sole                1,750,512          1,267,348
Merck & Co. Inc.                  COM    58933Y105    147,902   3,923,142  SH       Sole                2,622,097          1,301,045
Microsoft Corporation             COM    594918104    118,283   4,556,338  SH       Sole                3,187,821          1,368,517
Morgan Stanley                    COM    617446448    119,540   7,900,875  SH       Sole                5,188,069          2,712,806
NII Holdings Inc.                 COM    62913F201      5,588     262,364  SH       Sole                   36,589            225,775
Nike Inc cl B                     COM    654106103        332       3,450  SH       Sole                    3,450
Northrop Grumman Corp             COM    666807102      2,129      36,400  SH       Sole                      400             36,000
Nucor Corporation                 COM    670346105      6,585     166,424  SH       Sole                   66,149            100,275
Old Republic Int'l Corp           COM    680223104        894      96,415  SH       Sole                   96,415
Oracle Corporation                COM    68389X105    127,014   4,951,822  SH       Sole                3,277,161          1,674,661
PPL Corp                          COM    69351T106      2,795      95,003  SH       Sole                      228             94,775
Parker-Hannifin Corp.             COM    701094104     67,835     889,645  SH       Sole                  616,656            272,989
PetSmart Inc.                     COM    716768106      1,260      24,564  SH       Sole                    5,235             19,329
Philip Morris Intl                COM    718172109      6,944      88,475  SH       Sole                   31,875             56,600
Polaris Industries Inc            COM    731068102        940      16,800  SH       Sole                   16,800
Procter & Gamble Co.              COM    742718109        233       3,500  SH       Sole                    1,500              2,000
PulteGroup, Inc.                  COM    745867101        143      22,700  SH       Sole                                      22,700
Raytheon Company                  COM    755111507      5,532     114,350  SH       Sole                   24,675             89,675
Regions Financial Corp            COM    7591EP100        136      31,555  SH       Sole                    2,555             29,000
SPDR DJIA ETF Trust               COM    78467X109      1,042       8,550  SH       Sole                    5,050              3,500
SPDR S&P 500 ETF Trust            COM    78462F103      4,355      34,702  SH       Sole                   34,092                610
SUPERVALU, Inc.                   COM    868536103        779      95,995  SH       Sole                   95,995
Selective Insurance Group         COM    816300107        213      12,000  SH       Sole                   12,000
Southern Company                  COM    842587107        231       5,000  SH       Sole                                       5,000
State Street Corp                 COM    857477103     11,582     287,332  SH       Sole                  185,032            102,300
SunTrust Banks, Inc.              COM    867914103        488      27,550  SH       Sole                   26,140              1,410
Synovus Financial Corp            COM    87161C105        190     134,500  SH       Sole                   84,500             50,000
V.F. Corporation                  COM    918204108     98,287     773,977  SH       Sole                  511,512            262,465
Valero Energy Corp.               COM    91913Y100      2,354     111,829  SH       Sole                    1,004            110,825
Vanguard Emer Mkts ETF            COM    922042858        272       7,130  SH       Sole                    7,130
Vanguard FTSE All-World ex-US     COM    922042775        436      11,002  SH       Sole                   11,002
Vanguard Growth ETF               COM    922908736        376       6,089  SH       Sole                    6,089
Vanguard Mid-Cap ETF              COM    922908629        222       3,092  SH       Sole                    3,057                 35
Vanguard Small-Cap ETF            COM    922908751        224       3,213  SH       Sole                    3,173                 40
Vanguard Value ETF                COM    922908744        334       6,358  SH       Sole                    6,278                 80
Verizon Communications, Inc.      COM    92343V104      1,181      29,430  SH       Sole                   22,430              7,000
Wal-Mart Stores, Inc.             COM    931142103    133,734   2,237,851  SH       Sole                1,445,411            792,440
Weatherford Intl Ltd              COM    H27013103      1,920     131,135  SH       Sole                   57,855             73,280
Western Digital Corp.             COM    958102105     98,640   3,187,069  SH       Sole                1,889,106          1,297,963
Xerox Corporation                 COM    984121103      1,419     178,218  SH       Sole                   76,440            101,778
BP PLC ADS                        ADR    055622104        397       9,284  SH       Sole                    6,167              3,117
Nokia Corporation                 ADR    654902204        729     151,260  SH       Sole                  150,760                500
Norsk Hydro ASA                   ADR    656531605        189      41,500  SH       Sole                   41,500
Novartis AG                       ADR    66987V109     27,690     484,350  SH       Sole                      200            484,150
Petroleo Brasileiro SA ADR        ADR    71654V101      4,126     175,640  SH       Sole                   29,690            145,950
Royal Dutch Shell CL A            ADR    780259206    117,326   1,605,225  SH       Sole                1,149,490            455,735
Sanofi ADS                        ADR    80105N105    112,004   3,065,246  SH       Sole                1,965,182          1,100,064
Teva Pharmaceutical               ADR    881624209    108,496   2,688,210  SH       Sole                2,299,260            388,950
Vale S.A.                         ADR    91912E105     61,286   2,857,166  SH       Sole                1,954,476            902,690
American Funds- Growth Fnd of     MF     399874403        327      11,447  SH       Sole                   11,447
Aston/Cornerstone Large Cap Fu    MF     00078H844        516      52,207  SH       Sole                   52,207
Vanguard Intermediate Term Bon    MF     921937306        461      39,129  SH       Sole                   39,129